United States

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22538

Advisers Investment Trust

(Exact name of registrant as specified in charter)

4041 N. High St, Suite 402, Columbus, OH 43214

(Address of principal executive offices) (Zip code)

Beacon Hill Fund Services, Inc., 4041 N. High St, Suite 402, Columbus, OH 43214

(Name and address of agent for service)

Registrant’s telephone number, including area code: (614)-255-5550

Date of fiscal year end: September 30

Date of reporting period: March 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

INDEPENDENT FRANCHISE PARTNERS

US EQUITY FUND

SEMI-ANNUAL REPORT

MARCH 31, 2012

This material must be preceded or accompanied by a current prospectus.

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

TABLE OF CONTENTS

March 31, 2012 (unaudited)

Shareholder Letter

Dear Shareholder:

We are pleased to present to shareholders the first Semi-Annual Report for the Independent Franchise Partners US Equity Fund (the “Fund”), a series of the Advisers Investment Trust. This report contains the results of Fund operations since its commencement date in December 2011 through the reporting period ended March 31, 2012.

We appreciate the trust and confidence you have placed in us by choosing the Fund and its Investment Adviser, Independent Franchise Partners, LLP, and we look forward to continuing to serve your investing needs.

Sincerely,

Scott A. Englehart	John Kelly-Jones
President of the Fund and Trustee to the Board	Chief Operating Officer of Independent Franchise Partners, LLP

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.3%
Beverages	8.9%
Anheuser-Busch		42,505	$3,105,460
Brown Forman Corp - Class B		31,067	2,590,677
PepsiCo, Inc.		48,511	3,218,705

			8,914,842

Chemicals	4.7%
Scotts Miracle - Class A		87,991	4,765,593

Computers & Peripherals	1.9%
Apple Inc.(a)		3,128	1,875,142

Diversified Consumer Services	8.3%
Moody’s Corp.		99,618	4,193,918
MSCI Inc.(a)		53,817	1,981,004
Strayer Education Inc.		22,715	2,141,570

			8,316,492

Food Products	16.7%
General Mills, Inc.		76,286	3,009,483
Kellogg Co.		93,653	5,022,610
Kraft Foods Inc.		124,585	4,735,476
Nestle SA-REG		64,081	4,032,214

			16,799,783

Health Care Equipment & Supplies	2.6%
Dentsply International		66,273	2,659,535

Household Products	11.4%
Colgate-Palmolive		27,333	2,672,621
Kimberly Clark Corp.		53,327	3,940,332
Proctor & Gamble		72,671	4,884,218

			11,497,171

Internet Software & Services	3.4%
eBay Inc.(a)		92,615	3,416,567

IT Services	5.1%
Accenture PLC - Class A		78,776	5,081,052

Media	4.6%
McGraw Hill Co.		96,249	4,665,189

See notes to financial statements.

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

	Percentage of Net Assets	Shares	Value
Pharmaceuticals	15.1%
Glaxosmithkline PLC		203,495	$4,545,377
Johnson & Johnson		85,426	5,634,699
Novartis AG -REG		90,982	5,035,514

			15,215,590

Professional Services	2.7%
Verisk Analytics Inc. - Class A(a)		58,154	2,731,493

Tobacco	9.9%
Philip Morris International		85,021	7,533,711
Reynolds American Inc.		58,368	2,418,770

			9,952,481

TOTAL COMMON STOCKS			95,890,930

TOTAL INVESTMENTS (Cost $91,963,646)(b)	95.3%		95,890,930
NET OTHER ASSETS (LIABILITIES)	4.7%		4,749,432

NET ASSETS	100.0%		$100,640,362

(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes.

See notes to financial statements.

ADVISERS INVESTMENT TRUST

STATEMENT OF ASSETS & LIABILITIES

March 31, 2012 (Unaudited)

Independent Franchise Partners US Equity Fund
Assets
Investments, at value (Cost: $91,963,647)	$95,890,930
Cash	4,484,832
Foreign currency (Cost: $6,009)	6,113
Receivable for dividends and interest	184,111
Reclaims receivable	14,494
Receivable from service providers	111,549
Prepaid expenses	72,768

Total Assets	100,764,797
Liabilities
Investment advisory fees payable	48,972
Administration fees payable	44,737
Accrued expenses and other payable	30,726

Total Liabilities	124,435

Net Assets	$100,640,362

Net assets	$100,640,362
Share of common stock outstanding	9,310,809
Net asset value per share	$10.81

Net Assets
Paid in capital	$96,495,599
Accumulated net investment income	234,711
Accumulated net realized losses	(17,812)
Unrealized appreciation (depreciation) on investments	3,927,864

Net assets	$100,640,362

See notes to financial statements.

ADVISERS INVESTMENT TRUST

STATEMENT OF OPERATIONS

For the period December 21, 2011 (commencement of operations)

to March 31, 2012 (Unaudited)

Independent Franchise Partners US Equity Fund
INVESTMENT INCOME:
Dividend income (Net of foreign withholding tax of $13,382)	$324,985

Total investment income	324,985

Operating expenses:
Investment advisory	72,285
Administration	44,737
Compliance	32,807
Insurance	18,459
Trustees	15,926
Legal	14,316
Registration	7,419
Other	20,400

Total expenses before fee reductions	226,349
Expenses reduced by Service Providers	(136,075)

Net expenses	90,274

Net investment income	234,711

REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Net realized losses from investment transactions	(29,516)
Realized gains from foreign currency transactions	11,704
Change in unrealized appreciation (depreciation) on investments	3,927,284
Change in unrealized appreciation (depreciation) on foreign currency	580

Net realized and unrealized gains (losses) from investment activities	3,910,052

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,144,763

See notes to financial statements.

ADVISERS INVESTMENT TRUST

STATEMENT OF CHANGES IN NETASSETS

For the period December 21, 2011 (commencement of operations)

to March 31, 2012 (Unaudited)

Independent Franchise Partners US Equity Fund
Increase (decrease) in net assets:
Operations:
Net investment income	$234,711
Net realized losses from investment and foreign currency transactions	(17,812)
Change in unrealized appreciation (depreciation) on investments and foreign currency	3,927,864

Change in net assets resulting from operations	4,144,763

Capital Transactions:
Proceeds from sale of shares	96,495,599
Value of shares redeemed	(100,000)

Change in net assets from capital transactions	96,395,599

Change in net assets	100,540,362
Net Assets:
Beginning of period(a)	100,000

End of period	$100,640,362

Accumulated net investment income	$234,711
Share Transactions:
Sold	9,310,809
Redeemed	(10,000)

Change	9,300,809

(a)	There were no operations between the initial capitalization of the Fund on August 9, 2011 with $100,000 and the initial public investment and commencement of operations on December 21, 2011.

See notes to financial statements.

ADVISERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

For the period December 21, 2011 (commencement of operations)

to March 31, 2012 (Unaudited)

	Independent Franchise Partners US Equity Fund
Net asset value, beginning of period	$10.00

Income (loss) from operations:
Net investment income	0.03
Net realized and unrealized gains (losses) from investments	0.78

Change in net asset value	0.81

Net asset value, end of period	$10.81

Total return(a)	8.10%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$100,640
Ratio of net expenses to average net assets	0.85	%(b)
Ratio of net investment income to average net assets	2.20	%(b)
Ratio of gross expenses to average net assets*	2.13	%(b)
Portfolio turnover rate	11.95	%(a)

*	During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2012 (unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated March 1, 2011 (the “Trust Agreement”). The Trust commenced operations on December 21, 2011. The Independent Franchise Partners US Equity Fund (the “IFP US Equity Fund” or “Fund”) is a series of the Trust. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest in separate series of the Trust. The Fund is the only series currently authorized by the Trustees.

The Fund seeks to achieve an attractive long-term rate of return.

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

A.	Significant Accounting Policies

ORGANIZATION COSTS

Organization costs consist of costs incurred to establish the Trust and enable it legally to do business. All organization costs were paid by Beacon Hill Fund Services, Inc., as the Trust’s sponsor, and not the Fund.

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

•	Level 1 —quoted prices in active markets for identical assets

•	Level 2 —other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short term debt securities are valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2012 (unaudited)

this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest bid quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term debt securities of sufficient credit quality that mature within sixty days are valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party pricing service to fair value its international equity securities.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2012 in valuing the Fund’s investments based upon the three fair value levels defined above:

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2012 (unaudited)

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
IFP US Equity Fund
Common Stocks(1)	$95,890,930	$—	$—	$95,890,930

Total Investments	$95,890,930	$—	$—	$95,890,930

(1)	See investment industries in the Schedule of Investments.

As of March 31, 2012, there were no Level 3 securities held by the Fund. The Fund’s policy is to disclose significant transfers between levels based on valuations at the end of the reporting period. There were no significant transfers between Levels 1, 2 or 3 during the period ended March 31, 2012.

CURRENCY TRANSACTIONS

The Fund may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. At financial reporting period ends, investments are reported as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income as dividends to shareholders on an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year.

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclass of dividend

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2012 (unaudited)

distribution and return of capital), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as distributions of capital.

FEDERAL INCOME TAX INFORMATION

No provision is made for Federal income taxes as the Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

As of March 31, 2012 the Fund did not have uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

B.	Fees and Transactions with Affiliates and Other Parties

The Fund has entered into an Investment Advisory Agreement (the “Agreement”) with Independent Franchise Partners, LLP (the “Adviser”) to provide investment management services to the Fund. Under the terms of the Agreement, the Fund pays the Adviser a monthly fee based on the Fund’s daily net assets at the following annualized rates:

Advisor’s Assets Under Management (1)	Scale Discount for Assets in each Range (1)	Annualized Rate (1)	Effective Overall Annual Fee (1)
First $1 billion	—	0.88%	0.88%
$1 - 2 billion	0.10%	0.78%	at $2 billion - 0.83%
$2 - 3 billion	0.20%	0.68%	at $3 billion - 0.78%
$3 - 4 billion	0.30%	0.58%	at $4 billion - 0.73%
$4 - 5 billion	0.40%	0.48%	at $5 billion - 0.68%
Above $5 billion	—	—	0.68%

(1)	The Adviser’s total assets under management at the end of each calendar quarter will be used to calculate the effective annual fee to be applied during the next calendar quarter. During the

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2012 (unaudited)

period ended March 31, 2012, the effective annualized rate was 0.68% given the Adviser’s total assets under management were in excess of $5 billion during the period.

BHIL Distributors, Inc. (“Distributor”) provides distribution services to the Fund pursuant to a distribution agreement with the Trust. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Fund on a continuous basis. The Adviser, at its own expense, pays the Distributor an annual $5,000 fee for these services and reimbursement for certain expenses incurred on behalf of the Fund.

The Northern Trust Company (“Northern Trust”) serves as the financial administrator, transfer agent, custodian and fund accounting agent for the Fund pursuant to written agreements between the Fund and Northern Trust. The Fund has agreed to pay Northern Trust a tiered basis-point fee based on the Fund’s daily net assets, subject to a minimum annual fee of $150,000 relating to these services, and reimburse for certain expenses incurred on behalf of the Fund.

Beacon Hill Fund Services, Inc. (“Beacon Hill”) provides Compliance Services, Financial Control Services and Business Management and Governance Services for the Fund pursuant to written agreements between the Fund and Beacon Hill. The Fund has agreed to pay Beacon Hill a tiered basis-point fee based on the Fund’s daily net assets and certain annual fees, subject to an overall minimum annual fee of $100,000 for these services, and reimburse for certain expenses incurred on behalf of the Fund.

Certain officers and a Trustee of the Trust are affiliated with Beacon Hill or the Distributor and receive no compensation from the Fund of serving in their respective roles. The Trust pays each Independent Trustee compensation for their services based on an annual retainer of $5,000, additional fees for attending Board meetings and serving as the chairperson of the Board or a Board committee, and reimbursement for certain expenses.

The Adviser, Beacon Hill and Northern Trust (the “Service Providers”) have contractually agreed to waive fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs, interest, taxes, dividends on short positions, litigation and indemnification expenses, expenses associated with investments in underlying investment companies and extraordinary expenses) to 0.85% of the average daily net assets of the Fund. The agreement to waive fees and/or reimburse expenses cannot be terminated prior to January 30, 2013, at which time the Service Providers will determine whether to renew or revise the agreement. Any fees waived or expenses reimbursed during a fiscal year are not subject to repayment from the Fund to the Service Providers in subsequent fiscal years.

C.	Investment Transactions

For the period ended March 31, 2012, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Fund were as follows:

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2012 (unaudited)

Cost of Purchases	Proceeds from Sales
$ 96,468,551	$4,475,387

D.	Federal Income Tax Information

As of March 31, 2012, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
IFP US Equity Fund	$92,025,922	$4,137,905	$(272,897)	$3,865,008

E.	Subsequent Events

The Fund evaluated subsequent events from March 31, 2012 through the date the financial statements were issued and available. There were no subsequent events to report that would have a material impact on the Fund’s financial statements.

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

ADDITIONAL INFORMATION

March 31, 2012 (unaudited)

A.	Summary of Fund Holdings

Market Exposure

Equity Securities	% of Net Assets
Food Products	16.7
Pharmaceuticals	15.1
Household Products	11.4
Tobacco	9.9
Beverages	8.9
Diversified Consumer Services	8.3
IT Services	5.1
Chemicals	4.7
Media	4.6
Internet Software & Services	3.4
Professional Services	2.7
Health Care Equipment & Supplies	2.6
Computers & Peripherals	1.9

Total	95.3

Largest Equity Positions

Issuer	% of Net Assets
Philip Morris International	7.5
Johnson & Johnson	5.6
Accenture PLC - Class A	5.0
Novartis AG -REG	5.0
Kellogg Co.	5.0

Total	28.1

B.	Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested at December 20, 2011 (inception date of the Fund) and held for the entire period through March 31, 2012.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

ADDITIONAL INFORMATION

March 31, 2012 (unaudited)

may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expense Example	Expense Ratio	Beginning Account Value 12/20/2011	Ending Account Value 3/31/2012	Expenses Paid * 12/20/2011 -3/31/2012
Actual	0.85%	$1,000.00	$1,081.00	$2.46
Hypothetical	0.85%	$1,000.00	$1,011.57	$2.38

*	Expenses paid are calculated using the annualized expense ratio as disclosed in the table multiplied by the average account value for the period multiplied by the number of days in the most recent fiscal halfyear (102) divided by the number of days in the year (366).

C.	Board Approval of Investment Advisory Agreement

Section 15 of the Investment Company Act of 1940 (the “1940 Act”) requires that the Investment Advisory Agreement with Independent Franchise Partners, LLP (the “Adviser”) be approved by a majority the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Independent Franchise Partners US Equity Fund (the “Fund”) or of the Adviser (“Independent Trustees”). It is the duty of the Board to request as much information as is reasonably necessary to evaluate the terms of the Investment Advisory Agreement and determine whether it is fair to the Fund and its shareholders. The Board considered approval of the Investment Advisory Agreement at an in-person meeting held on July 13, 2011. The Board requested, and the Adviser provided, information and data relating to: (i) the investment performance of private accounts employing the same strategy to be employed by the Fund; (ii) the nature, extent and quality of the services to be provided by the Adviser to the Fund; (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; (v) whether the fee levels will reflect these economies of scale to the benefit of Fund’s shareholders; (vi) the advisory fees paid by other comparable accounts advised by the Adviser or by a different investment adviser; (vii) the Fund’s expense ratios and the expense ratios of similar funds; and (viii) the effect of any fee waivers and expense reimbursements made by the Adviser and other service providers.

The Board met with representatives of the Adviser and reviewed the information and data listed above. The Board gave careful consideration to the nature, extent and quality of the services to be provided by the Adviser to the Fund. The Board reviewed the Adviser’s qualifications, organizational structure, investment philosophy, portfolio construction process, business continuity plan and compliance policies and procedures. The Board discussed the experience and the capabilities of the Adviser’s personnel, noting that the Adviser commenced operations in June 2009, but the core group of partners had worked together at Morgan Stanley prior to founding the Adviser. The Board also noted that the Adviser currently had $6 billion in assets under management. The Board also reviewed the Adviser’s audited balance sheets for calendar year 2010. Taking into account the personnel involved in servicing the Fund,

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

ADDITIONAL INFORMATION

March 31, 2012 (unaudited)

as well as the materials and services described above, the Board expressed satisfaction with the quality of the services to be provided by the Adviser.

The Board also reviewed performance information. Because the Fund had not yet commenced operations and the Adviser does not manage any other mutual funds, the Board examined the performance of private accounts managed by the Adviser that employ the same investment strategy that would be used by the Fund and compared that performance to the performance of various broad-based indices. Included in those private accounts were accounts managed by Adviser personnel during periods in which they were employed by Morgan Stanley (“Morgan Stanley Private Accounts”). The Board noted that the private accounts managed since the founding of the Adviser on June 1, 2009 outperformed the indices for the three months, year-to-date and 1-year period ending May 31, 2011, while the Morgan Stanley Private Accounts outperformed the indices for the 3-years, 5-years and since inception (June 23, 2005) periods ending as of May 31, 2011.

The Adviser provided the Board with the range of advisory fees proposed to be paid by the Fund to the Adviser and the anticipated total operating expenses of the Fund. The Board noted that the maximum advisory fee under the proposed Investment Advisory Agreement would be 0.88% of the Fund’s average daily net assets on the first $1 billion in combined total firm assets managed by the Adviser (i.e., Fund assets plus private account assets), with a scale discount applying as the Adviser’s combined total assets under management increased. Because the Adviser currently has $6 billion in total combined firm assets under management, the Board noted that the Fund’s average effective annual advisory fee would be 0.68% of its average daily net assets and its total fund operating expenses (net of applicable waivers/reimbursements pursuant to the expense limitation agreement) would be 0.85%. The Board then reviewed a comparison of the proposed investment advisory fee and the Fund’s anticipated total operating expenses, both before and after the scaled discount, with the average rate paid by comparable funds (“peer group average”). The Board noted that the contractual advisory fee of 0.88% of average daily net assets was above the peer group average, but below the peer group average after application of the scaled discount. Turning to total operating expenses, the Board noted that the anticipated expense ratio for the Fund was lower than the peer group average after application of the scaled discount. The Adviser also provided the Board with its private account fee schedule and the Board noted that the Fund would pay an advisory fee comparable to those paid by private accounts. After considering the comparative data as described above, and the proposed scaled discount, the Board concluded that the proposed advisory fee and expense ratio were fair and reasonable.

Finally, the Board discussed the Adviser’s anticipated gross profit margin for the Fund and noted that the Adviser would derive no other fees or benefits from the Fund, would not receive 12b-1 fees, and would not use receipt of soft dollars as a consideration for broker selection.

In reaching its conclusion to approve the Investment Advisory Agreement, the Board did not identify any single controlling factor. Rather, the Board noted that a combination of factors influenced its decision-making process. Based upon its review of the factors discussed above and any other factors deemed relevant, the Board, including a majority of the Independent Trustees, determined that the Investment Advisory Agreement was fair and reasonable, that the Adviser’s fees are reasonable in light of the

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

ADDITIONAL INFORMATION

March 31, 2012 (unaudited)

services to be provided to the Fund and the benefits received by the Adviser, and that approval of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

D.	Other Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by writing to the Trust at Independent Franchise Partners Funds c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Trust at 855-233-0437; and (ii) on the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge, by calling the Trust at 855-233-0437; and (ii) on the Commission’s website at www.sec.gov.

The Fund files a complete Schedule of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q and is available without charge on the Commission’s website at www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Investment Adviser

Independent Franchise Partners, LLP

Level 5, 20 Balderton Street

London, W1K 6TL

United Kingdom

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered

Public Accounting Firm

PricewaterhouseCoopers LLP

One North Wacker

Chicago, IL 60606

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Distributor

BHIL Distributors, Inc.

4041 N. High Street, Suite 402

Columbus, Ohio 43214

For Additional Information, call

855-233-0437 or 312-557-7902

Item 2.	Code of Ethics.

Not applicable — only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.	Audit Committee of Listed Companies.

Not applicable.

Item 6.	Schedule of Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers is included in the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable — only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) is furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisers Investment Trust

By (Signature and Title)

/s/ Troy A. Sheets
Troy A. Sheets
Treasurer and Principal Financial Officer

Date: June 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Scott Englehart
Scott Englehart
President and Principal Executive Officer

Date: June 6, 2012

By (Signature and Title)

/s/ Troy A. Sheets
Troy A. Sheets
Treasurer and Principal Financial Officer

Date: June 6, 2012